TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 215,474	$ 328,115
Allowance for expected credit losses	(18,994)	(7,184)
Trade accounts receivable	$ 196,480	$ 320,931